Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combinations
3.	BUSINESS COMBINATIONS
Business combinations in 2019:
During the year ended December 31, 2019, the Company completed several business combinations, total purchase consideration in aggregate was RMB1.2 billion, among which RMB978 million was allocated to goodwill. The Company expects to achieve significant synergies from such acquisitions which it plans to complement its existing businesses. The acquired entities were considered insignificant, both individually and in aggregate. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

RMB
(In millions)
Purchase consideration	1,168

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	229
Intangible assets, net	543
Deferred tax liabilities	(134)
Noncontrolling interests	(266)
Redeemable non-controlling interests (Note 19)	(182)
Goodwill	978

1,168

Goodwill, which is
non-deductible
for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Company’s consolidated results of operations.
Business combinations in 2020:
During the year ended December 31, 2020, the Company completed several business combinations, total purchase consideration in aggregate was RMB3.5 billion, among which RMB4.0 billion was allocated to goodwill. The Company expects to achieve significant synergies from such acquisitions which it plans to complement its existing businesses. The acquired entities were considered insignificant, both individually and in aggregate. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

RMB
(In millions)
Purchase consideration	3,499

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,515
Intangible assets, net	1,116
Deferred tax liabilities	(229)
Pre-existing equity interests and debt investment	(2,103)
Noncontrolling interests	(798)
Goodwill	3,998

3,499

The Company’s
pre-existing
equity interests in the acquired entities were remeasured to fair value at the acquisition date. For the year ended December 31, 2020, the Company recognized a net re-measurement
gain of RMB123 million in “Others, net” in the consolidated statement of comprehensive (loss) income.
Goodwill, which is
non-deductible
for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, both individually and in aggregate, were not significant to the Company’s consolidated results of operations.
Business combinations in 2021:
During the year ended December 31, 2021, the Company completed several business combinations, total purchase consideration in aggregate was RMB326 million (US$51 million), among which RMB357 million (US$56 million) was allocated to goodwill. The Company expects to achieve significant synergies from such acquisitions which it plans to complement its existing businesses. The acquired entities were considered insignificant, both individually and in aggregate. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.
Goodwill, which is
non-deductible
for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, both individually and in aggregate, were not significant to the Company’s consolidated results of operations.
The valuations used in the purchase price allocation described above were determined by the Company with the assistance of independent third-party valuation firm. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of pre-existing
equity interests and debt investment or noncontrolling interests are based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flows, (c) equity multiples or enterprise value multiples of companies in the same industries and (d) adjustment for lack of control or lack of marketability.
The Company entered into definitive agreements with JOYY Inc. (“JOYY”) and certain of its affiliates, to acquire YY Live on November 16, 2020, and subsequently amended the share purchase agreement (“SPA”) on February 7, 2021. Pursuant to the SPA, the closing of this acquisition is subject to certain conditions, including, among others, obtaining necessary regulatory approvals from governmental authorities.
The Company has not obtained the necessary regulatory approvals with respect to this acquisition from government authorities as of the date of this annual report and there is no assurance that they will be ultimately obtained. Accordingly, the Company believes the closing has not occurred, which is further evidenced by mutual agreement from both JOYY and the Company on multiple occasions since November 16, 2020 to extend the long stop date, which is the closing deadline of the proposed transaction. Therefore, the Company has not consolidated YY Live as of December 31, 2021. The Company and JOYY have currently extended the long stop date to March 31, 2022. This date may be further extended through mutual agreement of both parties if the approval has not been obtained by then.

As of December 31, 2021, the Company has made aggregate prepayments of
US$1.9
billion to JOYY, after considering working capita
l
adjustment of US$0.1 billion, which were recorded as “Other non-current assets” on the consolidated balance sheet; and deposited an aggregate of US$1.6 billion into several escrow accounts, in accordance with the terms set forth in the share purchase agreement that was recorded as “Restricted cash” on the consolidated balance sheet.
The Company has assessed the recoverability of such Other non-current assets as of December 31, 2021 and believes that such amounts are recoverable, either in the form of the YY Live business if the acquisition is ultimately closed, or by way of return of the prepayment and release of the escrowed amounts should the proposed transaction ultimately be terminated and unwound.